Reconciliation of Revenue of the Segment and Total Consolidated Revenue Information (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information [Line Items]
Consolidated net operating revenue	R$ 11,213,566	R$ 11,998,389	R$ 23,789,654	R$ 25,996,423	R$ 27,353,765
Operating Segments
Segment Information [Line Items]
Consolidated net operating revenue	11,111,898	11,857,596	23,556,940	25,163,552	26,441,091
Revenue related to other businesses
Segment Information [Line Items]
Consolidated net operating revenue	R$ 101,668	R$ 140,793	R$ 232,714	R$ 832,871	R$ 912,674